3. MINERAL RIGHTS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Option payment	$ 83,844	$ 5,854
CommonwealthMember
Option payment	$ 190,000